Business Combinations- IPNET Group (Details) - Oct. 01, 2024 - IPNET acquisition (Note 5) € in Millions, R$ in Millions	BRL (R$)	EUR (€)
Disclosure of detailed information about business combination [line items]
Consideration	R$ 224	€ 37
Intangible assets		11
Property, plant and equipment		0
Other long term assets		16
Trade receivables		5
Other current assets		1
Loans		(1)
Trade payables		(5)
Deferred tax liabilities		(2)
Provisions		(16)
Net assets		9
Goodwill		28
Customer base
Disclosure of detailed information about business combination [line items]
Intangible assets		5
Other intangible assets
Disclosure of detailed information about business combination [line items]
Intangible assets		€ 6